DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT

NOTE 8 — DEBT

Total debt of the Company was as follows as of June 30, 2022 and December 31, 2021:

Debt Type	June 30, 2022	December 31, 2021
Convertible notes payable	$2,900,000	$2,900,000
Convertible notes payable - fair value option	466,255	998,135
Non-convertible promissory notes	924,142	1,176,644
Loans from related party (see Note 9)	1,107,873	1,107,873
Total debt	$5,398,270	$6,182,652
Less current portion of debt	(513,183)	(307,685)
Noncurrent portion of debt	$4,885,087	$5,874,967

The table below details the maturity dates of the principal amounts for the Company’s debt as of June 30:

Debt Type	Maturity Date	2022	2023	2024	2025	2026	Thereafter
Convertible notes payable	Ranging from August to September 2023	$—	$2,900,000	$—	$—	$—	$—
Convertible notes payable - fair value option	March 2030	—	—	—	—	—	500,000
Nonconvertible promissory notes	Ranging between June 2023 and December 2023(1)	55,182	868,960	—	—	—	—
Loans from related party	July 2023	—	1,107,873	—	—	—	—
		$—	$4,932,015	$—	$—	$—	$500,000

(1)	Pursuant to the terms of one of the nonconvertible promissory notes, the Company makes monthly payments of principal and interests. This note matures on December 2023, however, the amounts in the 2022 column represent principal payments to be made during 2022.

Convertible Notes Payable

As of June 30, 2022, the Company has three outstanding convertible promissory notes in the aggregate principal amount of $2,900,000. The convertible promissory notes bear interest at a rate of 10% per annum and mature on the second anniversary of their respective issuances. The balance of each convertible promissory note and any accrued interest may be converted at the noteholder’s option at any time at a purchase price based on a 90-day average closing market price per share of the common stock but not at a price less than $2.50 per share.

The Company recorded interest expense related to these convertible notes payable of $67,500 and $15,565 during the three months ended June 30, 2022 and 2021, respectively, and $135,000 and $42,482 during the six months ended June 30, 2022 and 2021, respectively. In addition, the Company made cash interest payments amounting $135,000 and $31,149 during the six months ended June 30, 2022 and 2021, respectively, related to the convertible promissory notes.

As of both June 30, 2022 and December 31, 2021, the principal balance of the convertible promissory notes of $2,900,000 was recorded in noncurrent liabilities under the caption convertible promissory notes on the Company’s condensed consolidated balance sheets.

Subsequent to June 30, 2022, on August 8, 2022, the holder of one convertible promissory note issued during 2021 converted the principal balance of $500,000 into 125,604 shares of common stock at a conversion price of $3.98 per share.

Convertible Notes Payable at Fair Value

The Company had one convertible promissory note outstanding with aggregate principal amount of $500,000 as of June 30, 2022 for which it elected the fair value option. As such, the estimated fair value of the note was recorded on its issue date. At each balance sheet date, the Company records the fair value of the convertible promissory notes with any changes in the fair value recorded in the condensed consolidated statements of operations.

The Company had a balance of $466,255 and $998,135 in noncurrent liabilities as of June 30, 2022 and December 31, 2021, respectively, on its condensed consolidated balance sheets related to the convertible promissory note measured at fair value.

The Company recorded gains in fair value of $244,022 and $268,974 for the three months ended June 30, 2022 and 2021, respectively, and a gain in fair value of $531,880 and a loss in fair value of $602,475 for the six months ended June 30, 2022 and 2021, respectively, on its condensed consolidated statements of operations related to this convertible promissory note at fair value.

The Company recorded interest expense related to these convertible notes payable at fair value of $9,863 for both the three months ended June 30, 2022 and 2021, and $19,726 for both the six months ended June 30, 2022 and 2021, respectively. In addition, the Company made cash interest payments amounting $19,726 for both the six months ended June 30, 2022 and 2021, related to the convertible promissory notes at fair value.

Nonconvertible Promissory Notes

As of June 30, 2022, the Company has outstanding unsecured nonconvertible promissory notes in the aggregate amount of $924,142, which bear interest at a rate of 10% per annum and mature between June and December 2023. On January 15, 2022, its maturity date, a non-convertible promissory note amounting to $0.2 million was repaid in cash.

As of June 30, 2022 and December 31, 2021, the Company had a balance of $513,183 and $307,685, respectively, net of debt discounts recorded as current liabilities and $410,959 and $868,959, respectively, in noncurrent liabilities on its condensed consolidated balance sheets related to these nonconvertible promissory notes.

The Company recorded interest expense related to these nonconvertible promissory notes of $23,393 and $30,927 for the three months ended June 30, 2022 and 2021, respectively, and $48,277 and $62,449 for the six months ended June 30, 2022 and 2021, respectively. The Company made interest payments of $50,249 and $62,726 during the six months ended June 30, 2022 and 2021, respectively, related to the nonconvertible promissory notes.

NOTE 13 — DEBT

Total debt of the Company was as follows as of December 31, 2021 and 2020:

	December 31,
Debt Type	2021	2020
Convertible notes payable (see Note 14)	$2,900,000	$1,445,000
Convertible notes payable - fair value option (see Note 15)	998,135	1,527,293
Non-convertible promissory notes (see Note 16)	1,176,644	1,273,394
Loans from related party (see Note 17)	1,107,873	1,107,873
Term loan	—	900,292
Paycheck Protection Program loans	—	3,099,869
Total debt	6,182,652	9,353,721
Less current portion of debt	(307,685)	(4,017,352)
Noncurrent portion of debt	$5,874,967	$5,336,369

The table below details the maturity dates of the principal amounts for the Company’s debt as of December 31, 2021:

Debt Type	Maturity Date	2022	2023	2024	2025	2026	Thereafter
Convertible notes payable	Ranging between June 2023 and March 2030	$—	$2,900,000	$—	$—	$—	$500,000
Nonconvertible promissory notes	Ranging between January 2022 and December 2023	307,685	868,959	—	—	—	—
Loan from related party	July 31, 2023	—	1,107,873	—	—	—	—
		$307,685	$4,876,832	$—	$—	$—	$500,000

Production Service Agreement

On February 20, 2020, the Company received notification from the lender of the Production Service Agreement that Max Steel VIE no longer owes any debt to the lender. As a result, the Company recorded a gain on extinguishment of debt in the amount of $3,311,198 during the year ended December 31, 2020.

As of December 31, 2021 and 2020, the Company no longer had any outstanding balances related to this Production Service Agreement on its consolidated balance sheets.

Line of Credit

On February 20, 2020, the Company paid down $500,000 of the line of credit as part of an agreement to convert the line of credit into a three-year term loan described below. As of December 31, 2021 and 2020, there was no balance on the line of credit due to its conversion to a term loan.

Term Loan

On March 31, 2020, 42West and The Door, as co-borrowers, entered into a business loan agreement with Bank United, N.A. to convert the balance of the 42West line of credit of $1,200,390 into a three-year term loan (the “Term Loan”). The Term Loan bears interest at a rate of 0.75% points over the Lender’s Prime Rate and matures on March 15, 2023. The outstanding balance on the Term Loan as of December 31, 2020 was $900,292, which was repaid during 2021. As a result, there is no balance outstanding on the Term Loan as of December 31, 2021.

Payroll Protection Program Loan

In April 2020, the Company and its subsidiaries received an aggregate amount of $2.8 million of PPP Loans established under the CARES Act. Through the acquisition of Be Social in August 2020, the Company assumed a PPP Loan of $0.3 million. The receipt of these funds, and the forgiveness of the loan attendant to these funds, is dependent on the Company having initially qualified for the PPP Loans and qualifying for the forgiveness of the PPP Loans based on its adherence to the forgiveness criteria. Throughout 2021, the Company and its subsidiaries applied for and received forgiveness of all PPP Loans received, which in aggregate amounted to $3.1 million. The forgiveness was recorded as a gain on extinguishment of debt in the Company’s consolidated statement of operations. As of December 31, 2021, all PPP Loans have been forgiven and no outstanding balance related to PPP Loans is recorded on the consolidated balance sheet.

We have not accrued any liability associated with the risk of an adverse Small Business Administration review.